Business Acquisition	12 Months Ended
May 31, 2011
Business Acquisition
Business Acquisition
3.	BUSINESS ACQUISITION

Acquisition of Mingshitang

On June 1, 2008, the Company acquired 60% equity interest in Mingshitang, which provided college admission examination training service for tutoring students who want to retake college admission examination, for a cash consideration of US$2,017. The acquisition allowed the Company to extend its brand to the large non-English test preparation market and provide synergies with the existing business. The acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition. The purchase price was allocated as follows:

	US$	Weighted Average Amortization period
Cash	43
Other current assets	841
Property and equipment	94
Intangible assets
Trademark	375	10 years
Courseware	64	1 year
Goodwill (allocated to segment of language training and test preparation courses)	1,378
Other current liabilities	(461)
Deferred tax liabilities	(110)
Noncontrolling interest	(207)

Total	2,017

The tangible and intangible assets valuation for the acquisition described above was based on a valuation analysis provided by a third party valuation firm. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approach. The Company has incorporated certain assumptions which include projected cash flows and replacement costs.

Acquisition of Tongwen

On September 1, 2008, the Company acquired a 100% equity interest in Changchun Tongwen Gaokao Training Education School and Changchun Tongwen High School, for an initial cash consideration of US$915. The acquisition provided college admission examination training service. Contingent consideration was paid to the selling shareholders in installments based on the student enrollment number of the acquired business for the periods from June 1, 2008 to April 10, 2010 and operation result for the year ended May 31, 2011, respectively. The total contingent consideration was US$926 in cash when all the contingent conditions are satisfied. The acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition. This initial purchase price of US$915 was allocated as at the date of acquisition as follows:

	US$	Weighted Average Amortization period
Cash	402
Other current assets	17
Property and equipment	2
Intangible assets
Trademark	294	10 years
Courseware	45	1 year
Goodwill (allocated to segment of language training and test preparation courses)	760
Other current liabilities	(520)
Deferred tax liabilities	(85)

Total	915

As contingent conditions of all the three installments were met, the respective contingent consideration for the corresponding installment of US$550, US$183 and US$193 (Note 10) was recognized as addition to the goodwill in fiscal years 2009, 2010 and 2011, respectively.

The tangible and intangible assets valuation for the acquisition described above was based on a valuation analysis provided by a third party valuation firm. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approach. The Company has incorporated certain assumptions which include projected cash flows and replacement costs.

Acquisition of Newave

On September 1, 2010, the Company acquired a 100% equity interest in Shanghai Huangpu District Newave Education Training Center, a Shanghai based private school that specialized in tutoring English for K-12 students. The acquisition further extended the Company's market position in Shanghai. The acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition. The purchase price was allocated as at the date of acquisition as follows:

	US$	Amortization period
Cash	72
Other current assets	448
Property and equipment	525
Intangible assets
Trademark	1,430	Indefinite
Courseware	9	1 year
Student base	2,897	5 years
License	7	3 years
Goodwill (allocated to segment of language training and test preparation courses)	5,537
Deferred revenue	(2,595)
Other current liabilities	(1,209)
Deferred tax liabilities	(1,086)

Total	6,035

Of the total consideration of US$6,035, the Company has paid US$1,792 as of May 31, 2011. The remaining balance of US$4,243 is contingent consideration, which is subject to adjustment based on Newave achieving certain performance targets during the period from September 1, 2010 to August 31, 2011. The contingent consideration was recognized as a liability and measured at its fair value at the acquisition date. Upon settlement, the contingent consideration amount can range between US$nil to US$11,577. Any subsequent change in fair value will be charged to consolidated statements of operations.

The tangible and intangible assets valuation for the acquisition described above was based on a valuation analysis provided by a third party valuation firm. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approach. The Company has incorporated certain assumptions which include projected cash flows and replacement costs.

For the year ended May 31, 2011, Newave contributed US$4,757 to consolidated net revenues and had a net loss of US$15. The unaudited pro forma information of the acquisition as if the acquisition had occurred on June 1, 2010 and 2009 is not presented because the Group believes it is impracticable to do so.